Lease Right-of-Use Asset and Lease Liabilities (Details Narrative) (10-K) - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Apr. 02, 2019	Mar. 31, 2019
Operating lease, right of use asset	$ 11,604,526	$ 1,835,717
Operating lease, liability	$ 11,604,526	$ 1,835,717
Weighted average discount rate leases	4.35%	4.35%	4.35%
ASU 2016-02 [Member]
Operating lease, right of use asset				$ 60,000
Operating lease, liability				$ 60,000